Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	8,136,348	8,120,348
Common shares outstanding	8,120,348	7,890,493